Consolidated Statements of Changes in Equity - CAD ($) shares in Millions, $ in Millions	Total	Common Shares	Preference Shares (Note 18)	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss) (Note 19)	Retained Earnings	Non-Controlling Interests
Balance, beginning of period (shares) at Dec. 31, 2021		474.8
Balance, beginning of period at Dec. 31, 2021	$ 20,916	$ 14,237	$ 1,623	$ 10	$ (40)	$ 3,458	$ 1,628
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,514					1,394	120
Other comprehensive (loss) income	1,173				1,048		125
Common shares issued (shares)		7.4
Common shares issued	417	$ 419		(2)
Subsidiary dividends paid to non-controlling interests	(66)						(66)
Dividends declared on common shares	(1,055)					(1,055)
Dividends on preference shares	(64)					(64)
Other	7			2			5
Balance, end of period (shares) at Dec. 31, 2022		482.2
Balance, end of period at Dec. 31, 2022	22,842	$ 14,656	1,623	10	1,008	3,733	1,812
Increase (Decrease) in Equity [Roll Forward]
Net earnings	1,710					1,573	137
Other comprehensive (loss) income	(396)				(355)		(41)
Common shares issued (shares)		8.4
Common shares issued	452	$ 452
Subsidiary dividends paid to non-controlling interests	(83)						(83)
Dividends declared on common shares	(1,127)					(1,127)
Dividends on preference shares	(67)					(67)
Other	1			(1)			2
Balance, end of period (shares) at Dec. 31, 2023		490.6
Balance, end of period at Dec. 31, 2023	$ 23,332	$ 15,108	$ 1,623	$ 9	$ 653	$ 4,112	$ 1,827